Form N-23C-1
Report for Calendar month Ending May 31, 2004





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Swiss Helvetia Fund, Inc
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                                                                     Approximate asset value
                                        Number of                    or approximate asset         Name of
Date of each     Identification of      shares        Price per      coverage per share at        Seller or of
transaction      each security          purchased     share          time of purchase             Sellers Broker
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                 Swiss Helvetia
                 Fund-(Cusip-
 05/03/04        870875101)             25,000        12.83                 15.62                    NYSE
 05/04/04          (same)                8,100        12.85                 15.85                    NYSE
 05/05/04          (same)                8,100        12.9681               16.03                    NYSE
 05/06/04          (same)                8,100        12.8758               15.83                    NYSE
 05/14/04          (same)                9,100        12.50                 15.32                    NYSE

Total                                   58,400